CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents		$ 4,528	$ 3,305
Restricted deposit (short term)		111	69
Trade account receivables (net of allowance for doubtful account 2016- $61 thousands, 2015- $85 thousands)		1,136	1,383
Other receivables		286	78
Inventories		1,651	1,419
Total current assets		7,712	6,254
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund		140	193
Other long-term receivables and investment		35	67
Total investments and long-term receivables		175	260
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)		29	36
OTHER ASSETS
Goodwill		242	242
Total assets		8,158	6,792
CURRENT LIABILITIES:
Credit from banks			149
Trade account payable		776	1,171
Deferred revenues		231	324
Other payables		1,031	441
Total current liabilities		2,038	2,085
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)			373
Other Long Terms Liabilities		165	429
Accrued severance pay		155	206
Total long-term liabilities		320	1,008
Total liabilities		2,358	3,093
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 10 par value ("Ordinary Shares"); Authorized - 12,000,000 Ordinary Shares as of December 31, 2016 and 2015 Issued and outstanding: December 31, 2016 - 9,347,780 Ordinary shares December 31, 2015 - 9,320,725 Ordinary shares	[1]	21,904	21,837
Additional paid-in capital		22,016	22,006
Accumulated deficit		(38,120)	(40,144)
Total shareholders' Equity		5,800	3,699
Total liabilities and shareholders' Equity		$ 8,158	$ 6,792

[1]	Share data is retroactively adjusted to reflect 1 to 10 reverse stock split (refer to Note 15)